Significant Accounting Policies (Schedule Of Change In Other Comprehensive Income Loss On Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Other comprehensive loss from unrealized gains on foreign currency cash flow hedge as of January 1, 2012	$ (2,674)
Reclassification to earnings of realized losses on foreign currency cash flow hedge	1,393	(2,406)	3,090
Unrealized net losses on foreign currency cash flow hedge	2,120
Other comprehensive income from gains on foreign currency cash flow hedge as of December 31, 2012	$ 839	$ (2,674)